Promissory Note (Future Maturities Of The Promissory Note) (Details) (USD $)	Apr. 30, 2014	Jul. 31, 2013
Debt Disclosure [Abstract]
2014		$ 368,000
2015		599,000
2016		288,000
Total	$ 0	$ 1,255,000